Schedule of Recognized Profit or Loss (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Interest expenses on lease liability	₪ 480	₪ 64	₪ 189
Variable lease payments not included in the measurement of the lease liability	2,574	546
Total	₪ 3,054	₪ 610	₪ 189